Insurance contract liabilities - Disclosure of composition of contract adjustments with passage of time (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Unrealized results, net	S/ 442,905	S/ 121,686		S/ (254,770)	S/ (463,118)
Application of Matching Adjustement [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Unrealized results, net			S/ 423,080